Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 4,846,490	$ 136,222
Restricted cash	60,035	1,793,910
Marketable securities	8,002,700
Accounts receivable	1,428,030	9,000
Inventory, net	3,850,541
Inventory deposits	4,503,079	0
Prepaid expenses	332,514
Total current assets	23,023,389	1,939,132
Property and equipment, net	272,113	227,561
Goodwill	51,775,667
Other non-current assets	236,639	242,025
Total assets	75,307,808	2,408,718
Current liabilities:
Accounts payable	238,464	345,383
Accrued liabilities	1,280,020	2,382,660
Notes payable, net	31,788
Total current liabilities	1,550,272	2,728,043
Long-term liabilities
Other non-current liabilities	2,427
Notes payable, net	13,245	152,835
Total liabilities	1,565,944	2,880,878
Stockholders' equity (deficit):
Preferred stock
Common stock	2,981	100
Additional paid-in capital	81,863,243
Accumulated deficit	(8,124,360)	(472,260)
Total stockholders' equity (deficit)	73,741,864	(472,160)
Total stockholders' equity (deficit)		(472,160)	$ (192,739)
Total liabilities and stockholders' equity (deficit)	$ 75,307,808	2,408,718
ADOMANI, INC. [Member]
Current assets:
Cash and cash equivalents		4,136,000	4,432,000
Marketable securities		0	2,771,000
Accounts receivable		13,609	661,352
Notes receivable, net		0	40,000
Inventory, net		353,730	494,158
Inventory deposits		965,994	935,204
Prepaid expenses		1,083,000	1,197,000
Other current assets		15,000	41,000
Total current assets		5,602,000	9,636,000
Property and equipment, net		101,663	111,843
Other non-current assets		464,000	569,000
Total assets		6,168,000	10,317,000
Current liabilities:
Accounts payable		9,000	418,000
Accrued liabilities		897,000	649,000
Notes payable, net		204,000	0
Line of credit		0	5,820,000
Total current liabilities		1,110,000	6,887,000
Long-term liabilities
Other non-current liabilities		216,000	148,000
Notes payable, net		207,000	0
Total liabilities		1,533,000	7,035,000
Stockholders' equity (deficit):
Preferred stock		0	0
Common stock		1,000	1,000
Additional paid-in capital		68,198,000	62,459,000
Accumulated deficit		(63,564,000)	(59,178,000)
Total stockholders' equity (deficit)		4,635,000	3,282,000
Total liabilities and stockholders' equity (deficit)		$ 6,168,000	$ 10,317,000